Note 1 - Organization and Nature of Business	6 Months Ended
Feb. 28, 2015
Notes
Note 1 - Organization and Nature of Business

NOTE 1—ORGANIZATION AND NATURE OF BUSINESS

Preferred Restaurant Brands, Inc. (the “Company”; OTCQB:”PRBI”) was formed in May 2010 as Dixie Foods, International, Inc. to operate a specialty food business for salad dressing, sauces and condiments.  The Company was organized and still operates under the laws of the State of Florida.  In November, 2014, the Company changed its name to “Preferred Restaurant Brands” and recently effected that change with FINRA, the SEC and other regulatory authorities.  The fiscal year end for the Company and all of its subsidiaries is August 31.  The Company has aggregated its operations into one reportable segment.

On June 4, 2014, the Company completed the purchase (the “Reverse Acquisition”) of KCI Investments, LLC (“KCI”), a Nevada limited liability company headquartered in Las Vegas, Nevada.   In connection with the Reverse Acquisition, the Company acquired 100% of the issued and outstanding membership interests of KCI from KCI Holding I, LLC ("KCI Holding"), and an entity that, until the consummation of the Reverse Acquisition, held 100% of the membership interests in KCI.  Currently, all of the operations of the Company are conducted under KCI or one of KCI's subsidiaries.

KCI was formed on November 8, 2004, but did not engage in any business operations until November 2010.  Currently, KCI is engaged in developing, owning and operating a multi-brand chain of restaurants, currently under two franchise brands: Capriotti’s Sandwich Shops and Papa John’s.  KCI also operates and is developing various other restaurant concepts.  KCI and its various subsidiaries, currently operate 17 restaurants:

  9 franchised Capriotti's Sandwich Shops:

  Six franchised Papa John’s pizza restaurants (four of which it opened in late 2014 and two of which it acquired in February 2014, and

  Two proprietary, fine casual restaurants: Elements Kitchen & Martini Bar and Social Bistro & Wine Bar.

Additionally, the Company has in various stages of development and construction eight Papa John’s all of which it anticipates opening over the next 12 months subject to access to additional capital.